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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number: 811-07816

                                 PCM Fund, Inc.
               (Exact name of registrant as specified in charter)

                        1633 Broadway, New York, NY 10019
                     (Address of Principal Executive Office)

                  Allianz Global Investors Fund Management LLC
                                  1633 Broadway
                               New York, NY 10019
                     (Name and Address of Agent for Service)

        Registrant's telephone number, including area code: 212-739-3000

                      Date of fiscal year end: December 31

          Date of reporting period: July 1, 2011 through June 30, 2012

ITEM 1.  PROXY VOTING RECORD

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Registrant : PCM Fund, Inc.
Fund Name : PCM Fund, Inc.
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SemGroup Corporation
Ticker     Security ID:             Meeting Date         Meeting Status
SEMG       CUSIP 81663A105          05/23/2012           Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec  Vote Cast  For/Against
                                                                     Mgmt
1.1        Elect Director Ronald    Mgmt         For       For        For
            A. Ballschmiede
1.2        Elect Director Sarah M.  Mgmt         For       For        For
            Barpoulis
1.3        Elect Director John F.   Mgmt         For       For        For
            Chlebowski
1.4        Elect Director Karl F.   Mgmt         For       For        For
            Kurz
1.5        Elect Director James H.  Mgmt         For       For        For
            Lytal
1.6        Elect Director Thomas    Mgmt         For       For        For
            R. McDaniel
1.7        Elect Director Norman    Mgmt         For       For        For
            J. Szydlowski
2          Advisory Vote to Ratify  Mgmt         For       For        For
            Named Executive
            Officers' Compensation
3          Ratify Auditors          Mgmt         For       For        For

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SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):              PCM Fund, Inc.


By (Signature and Title)*: /s/ Brian Shlissel
                           --------------------------------
                           Name: Brian Shlissel
                           Title: President and Chief Executive Officer

Date: August 27, 2012

* Print the name and title of each signing officer under his or her signature.